Acquired Intangible Assets Fair Value and Weighted-Average Useful Life (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	$ 524.7	[1]	$ 52.2	[1]
Weighted-average useful life	14 years 8 months 12 days		6 years 10 months 24 days
Customer relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	4.5		29.9
Weighted-average useful life	8 years 8 months 12 days		8 years 9 months 18 days
Acquired software and technology
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	0.7		13.4
Weighted-average useful life	5 years 8 months 12 days		4 years 2 months 12 days
Purchased data files
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	508.8		3.2
Weighted-average useful life	15 years		5 years 2 months 12 days
Non-compete agreements
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	10.3		2.3
Weighted-average useful life	4 years 10 months 24 days		3 years 8 months 12 days
Trade names and other intangible assets
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Identifiable intangible assets (1)	$ 0.4		$ 3.4
Weighted-average useful life	5 years		5 years 6 months

[1]	Identifiable intangible assets are further disaggregated in the following table.